DISTRIBUTION OF PROFITS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reserve Quantities [Line Items]
Aggregate balance of legal reserves	$ 31,522	$ 31,209
Company Type One [Member]
Reserve Quantities [Line Items]
Allocation of profit after tax to legal reserve, minimum percentage	10.00%
Percentage of share capital as the limit of allocation of profit after tax to legal reserve	25.00%
Company Type Two [Member]
Reserve Quantities [Line Items]
Allocation of profit after tax to legal reserve, minimum percentage	25.00%
Percentage of share capital as the limit of allocation of profit after tax to legal reserve	50.00%